Employee Future Benefits - Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions (Detail) $ in Millions	Dec. 31, 2018 CAD ($)
Actuarial assumption of discount rates [Member] | Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	$ (423)
Impact of decrease in actuarial assumption	500
Actuarial assumption of discount rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	(62)
Impact of decrease in actuarial assumption	74
Actuarial assumption of medical cost trend rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	21
Impact of decrease in actuarial assumption	(18)
Actuarial assumption of decrease in inflation rates [Member] | Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	114
Actuarial assumption of decrease in inflation rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	$ 14